Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Driehaus Mutual Funds
Entity Central Index Key	0001016073
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
Driehaus Emerging Markets Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Institutional Class
Trading Symbol	DIEMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atwww.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Institutional Class/DIEMX)	$ 47	0.83% *
*	Annualized.

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.83%	[1]
Net Assets	$ 5,085,811,838
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,085,811,838
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period (not annualized)	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Samsung Electronics Co. Ltd.	8.7%
SK hynix, Inc.	6.7%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	3.7%
Tencent Holdings Ltd.	2.8%
ASE Technology Holding Co. Ltd.	2.7%
OTP Bank Nyrt.	1.7%
CTBC Financial Holding Co. Ltd.	1.7%
Credicorp Ltd.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Samsung Electronics Co. Ltd.	8.7%
SK hynix, Inc.	6.7%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	3.7%
Tencent Holdings Ltd.	2.8%
ASE Technology Holding Co. Ltd.	2.7%
OTP Bank Nyrt.	1.7%
CTBC Financial Holding Co. Ltd.	1.7%
Credicorp Ltd.	1.7%

Driehaus Emerging Markets Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Growth Fund
Class Name	Investor Class
Trading Symbol	DREGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Growth Fund's Investor Class (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atwww.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Growth Fund (Investor Class/DREGX)	$ 60	1.06% *
*	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.06%	[1]
Net Assets	$ 5,085,811,838
Holdings Count | Holding	92
Investment Company, Portfolio Turnover	57.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 5,085,811,838
Total number of portfolio holdings	92
Portfolio turnover rate as of the end of the reporting period (not annualized)	57%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing perc en
tage of
to
tal

net a
ssets
of the Fund.
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Samsung Electronics Co. Ltd.	8.7%
SK hynix, Inc.	6.7%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	3.7%
Tencent Holdings Ltd.	2.8%
ASE Technology Holding Co. Ltd.	2.7%
OTP Bank Nyrt.	1.7%
CTBC Financial Holding Co. Ltd.	1.7%
Credicorp Ltd.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Taiwan Semiconductor Manufacturing Co. Ltd.	9.8%
Samsung Electronics Co. Ltd.	8.7%
SK hynix, Inc.	6.7%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	5.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR	3.7%
Tencent Holdings Ltd.	2.8%
ASE Technology Holding Co. Ltd.	2.7%
OTP Bank Nyrt.	1.7%
CTBC Financial Holding Co. Ltd.	1.7%
Credicorp Ltd.	1.7%

Driehaus Emerging Markets Small Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Driehaus Emerging Markets Small CapGrowth Fund
Class Name	Driehaus Emerging Markets Small CapGrowth Fund
Trading Symbol	DRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Emerging Markets Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atwww.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Emerging Markets Small Cap Growth Fund (DRESX)	$ 66	1.24% *
*	Annualized.

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.24%	[1]
Net Assets	$ 161,645,665
Holdings Count | Holding	86
Investment Company, Portfolio Turnover	53.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 161,645,665
Total number of portfolio holdings	86
Portfolio turnover rate as of the end of the reporting period (not annualized)	53%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net a
ss
ets of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	6.7%
Hyosung Heavy Industries Corp.	2.9%
Vista Energy SAB de CV - ADR	2.3%
HPSP Co. Ltd.	2.3%
Orizon Valorizacao de Residuos SA	2.3%
Hitachi Energy India Ltd.	1.9%
Kinik Co.	1.9%
GE Vernova T&D India Ltd.	1.8%
Mega Union Technology, Inc.	1.7%
Aditya Infotech Ltd.	1.7%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	6.7%
Hyosung Heavy Industries Corp.	2.9%
Vista Energy SAB de CV - ADR	2.3%
HPSP Co. Ltd.	2.3%
Orizon Valorizacao de Residuos SA	2.3%
Hitachi Energy India Ltd.	1.9%
Kinik Co.	1.9%
GE Vernova T&D India Ltd.	1.8%
Mega Union Technology, Inc.	1.7%
Aditya Infotech Ltd.	1.7%

Driehaus Global Fund
Shareholder Report [Line Items]
Fund Name	Driehaus Global Fund
Class Name	Driehaus Global Fund
Trading Symbol	DMAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Global Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Global Fund (DMAGX)	$ 41	0.75% *
*	Annualized.

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.75%	[1]
Net Assets	$ 89,917,657
Holdings Count | Holding	102
Investment Company, Portfolio Turnover	56.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 89,917,657
Total number of portfolio holdings	102
Portfolio turnover rate as of the end of the reporting period (not annualized)	56%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Alphabet, Inc. - A	4.1%
NVIDIA Corp.	3.5%
Amazon.com, Inc.	3.5%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	3.1%
Ibiden Co. Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Eli Lilly & Co.	2.1%
Seagate Technology Holdings PLC	1.7%
Disco Corp.	1.6%
ASML Holding NV	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Alphabet, Inc. - A	4.1%
NVIDIA Corp.	3.5%
Amazon.com, Inc.	3.5%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	3.1%
Ibiden Co. Ltd.	2.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.2%
Eli Lilly & Co.	2.1%
Seagate Technology Holdings PLC	1.7%
Disco Corp.	1.6%
ASML Holding NV	1.6%

Driehaus International Small Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Driehaus International Small Cap Growth Fund
Class Name	Driehaus International Small Cap Growth Fund
Trading Symbol	DRIOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus International Small Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Small Cap Growth Fund (DRIOX)	$ 58	1.12% *
*	Annualized.

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.12%	[1]
Net Assets	$ 311,165,267
Holdings Count | Holding	114
Investment Company, Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 311,165,267
Total number of portfolio holdings	114
Portfolio turnover rate as of the end of the reporting period (not annualized)	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
AT&S Austria Technologie & Systemtechnik AG	3.5%
SigmaRoc PLC	2.1%
Smiths Group PLC	2.0%
Omron Corp.	2.0%
Resonac Holdings Corp.	2.0%
Azbil Corp.	1.8%
Seiko Group Corp.	1.7%
PVA TePla AG	1.6%
Senior PLC	1.6%
Asahi Intecc Co. Ltd.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
AT&S Austria Technologie & Systemtechnik AG	3.5%
SigmaRoc PLC	2.1%
Smiths Group PLC	2.0%
Omron Corp.	2.0%
Resonac Holdings Corp.	2.0%
Azbil Corp.	1.8%
Seiko Group Corp.	1.7%
PVA TePla AG	1.6%
Senior PLC	1.6%
Asahi Intecc Co. Ltd.	1.6%

Driehaus International Developed Equity Fund
Shareholder Report [Line Items]
Fund Name	Driehaus International Developed Equity Fund
Class Name	Driehaus International Developed Equity Fund
Trading Symbol	DIDEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus International Developed Equity Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus International Developed Equity Fund (DIDEX)	$ 42	0.80% *
*	Annualized.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 3,759,264
Holdings Count | Holding	60
Investment Company, Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 3,759,264
Total number of portfolio holdings	60
Portfolio turnover rate as of the end of the reporting period (not annualized)	50%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
ASML Holding NV	6.2%
Infineon Technologies AG	4.3%
Northern Institutional Treasury Portfolio, 3.51%	3.6%
Tokyo Electron Ltd.	3.1%
Japan Tobacco, Inc.	2.9%
Ryohin Keikaku Co. Ltd.	2.9%
ICON PLC	2.6%
Cie Financiere Richemont SA - A	2.4%
Panasonic Holdings Corp.	2.4%
UBS Group AG	2.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
ASML Holding NV	6.2%
Infineon Technologies AG	4.3%
Northern Institutional Treasury Portfolio, 3.51%	3.6%
Tokyo Electron Ltd.	3.1%
Japan Tobacco, Inc.	2.9%
Ryohin Keikaku Co. Ltd.	2.9%
ICON PLC	2.6%
Cie Financiere Richemont SA - A	2.4%
Panasonic Holdings Corp.	2.4%
UBS Group AG	2.4%

Driehaus Micro Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Driehaus Micro Cap Growth Fund
Class Name	Driehaus Micro Cap Growth Fund
Trading Symbol	DMCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Micro Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Micro Cap Growth Fund (DMCRX)	$ 78	1.34% *
*	Annualized.

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.34%	[1]
Net Assets	$ 596,755,835
Holdings Count | Holding	132
Investment Company, Portfolio Turnover	59.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 596,755,835
Total number of portfolio holdings	132
Portfolio turnover rate as of the end of the reporting period (not annualized)	59%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Definium Therapeutics, Inc.	2.4%
Praxis Precision Medicines, Inc.	2.1%
Spyre Therapeutics, Inc.	2.0%
Ultra Clean Holdings, Inc.	1.9%
Cardinal Infrastructure Group, Inc. - A	1.9%
CECO Environmental Corp.	1.7%
nLight, Inc.	1.6%
Xometry, Inc. - A	1.5%
Silicon Motion Technology Corp. - ADR	1.4%
Edgewise Therapeutics, Inc.	1.4%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Definium Therapeutics, Inc.	2.4%
Praxis Precision Medicines, Inc.	2.1%
Spyre Therapeutics, Inc.	2.0%
Ultra Clean Holdings, Inc.	1.9%
Cardinal Infrastructure Group, Inc. - A	1.9%
CECO Environmental Corp.	1.7%
nLight, Inc.	1.6%
Xometry, Inc. - A	1.5%
Silicon Motion Technology Corp. - ADR	1.4%
Edgewise Therapeutics, Inc.	1.4%

Driehaus Small Cap Growth Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	DNSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Institutional Class (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund atwww.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Institutional Class/DNSMX)	$ 39	0.69% *
*	Annualized.

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.69%	[1]
Net Assets	$ 1,627,010,538
Holdings Count | Holding	123
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,627,010,538
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period (not annualized)	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	2.7%
Vicor Corp.	2.0%
Guardant Health, Inc.	2.0%
Silicon Motion Technology Corp. - ADR	1.9%
Apogee Therapeutics, Inc.	1.8%
Praxis Precision Medicines, Inc.	1.7%
Definium Therapeutics, Inc.	1.7%
Planet Labs PBC	1.7%
Spyre Therapeutics, Inc.	1.7%
Curtiss-Wright Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	2.7%
Vicor Corp.	2.0%
Guardant Health, Inc.	2.0%
Silicon Motion Technology Corp. - ADR	1.9%
Apogee Therapeutics, Inc.	1.8%
Praxis Precision Medicines, Inc.	1.7%
Definium Therapeutics, Inc.	1.7%
Planet Labs PBC	1.7%
Spyre Therapeutics, Inc.	1.7%
Curtiss-Wright Corp.	1.5%

Driehaus Small Cap Growth Fund - Investor Class
Shareholder Report [Line Items]
Fund Name	Driehaus Small Cap Growth Fund
Class Name	Investor Class
Trading Symbol	DVSMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small Cap Growth Fund's Investor Class (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small Cap Growth Fund (Investor Class/DVSMX)	$ 50	0.90% *
*	Annualized.

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[1]
Net Assets	$ 1,627,010,538
Holdings Count | Holding	123
Investment Company, Portfolio Turnover	73.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 1,627,010,538
Total number of portfolio holdings	123
Portfolio turnover rate as of the end of the reporting period (not annualized)	73%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	2.7%
Vicor Corp.	2.0%
Guardant Health, Inc.	2.0%
Silicon Motion Technology Corp. - ADR	1.9%
Apogee Therapeutics, Inc.	1.8%
Praxis Precision Medicines, Inc.	1.7%
Definium Therapeutics, Inc.	1.7%
Planet Labs PBC	1.7%
Spyre Therapeutics, Inc.	1.7%
Curtiss-Wright Corp.	1.5%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional U.S. Government Select Portfolio (Shares Class), 3.53%	2.7%
Vicor Corp.	2.0%
Guardant Health, Inc.	2.0%
Silicon Motion Technology Corp. - ADR	1.9%
Apogee Therapeutics, Inc.	1.8%
Praxis Precision Medicines, Inc.	1.7%
Definium Therapeutics, Inc.	1.7%
Planet Labs PBC	1.7%
Spyre Therapeutics, Inc.	1.7%
Curtiss-Wright Corp.	1.5%

Driehaus Small/Mid Cap Growth Fund
Shareholder Report [Line Items]
Fund Name	Driehaus Small/Mid Cap Growth Fund
Class Name	Driehaus Small/Mid Cap Growth Fund
Trading Symbol	DSMDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Driehaus Small/Mid Cap Growth Fund (“Fund”) for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.driehaus.com/fund-resources. You can also request this information by contacting us at 1-800-560-6111.
Additional Information Phone Number	1-800-560-6111
Additional Information Website	www.driehaus.com/fund-resources
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund	Cost of a $10,000 Investment	Costs paid as a percentage of a $10,000 investment
Driehaus Small/Mid Cap Growth Fund (DSMDX)	$ 44	0.80% *
*	Annualized.

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.80%	[1]
Net Assets	$ 115,852,810
Holdings Count | Holding	115
Investment Company, Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics
Fund net assets	$ 115,852,810
Total number of portfolio holdings	115
Portfolio turnover rate as of the end of the reporting period (not annualized)	74%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of total net assets of the Fund.
TOP TEN HOLDINGS
Northern Institutional U.S. Government Portfolio, 3.46%	4.2%
Astera Labs, Inc.	2.7%
Guardant Health, Inc.	2.1%
Praxis Precision Medicines, Inc.	1.8%
Comfort Systems USA, Inc.	1.8%
Carpenter Technology Corp.	1.8%
Curtiss-Wright Corp.	1.7%
Natera, Inc.	1.7%
Silicon Motion Technology Corp. - ADR	1.7%
Credo Technology Group Holding Ltd.	1.6%
INDUSTRY SECTOR ALLOCATION
GEOGRAPHIC ALLOCATION

Largest Holdings [Text Block]
TOP TEN HOLDINGS
Northern Institutional U.S. Government Portfolio, 3.46%	4.2%
Astera Labs, Inc.	2.7%
Guardant Health, Inc.	2.1%
Praxis Precision Medicines, Inc.	1.8%
Comfort Systems USA, Inc.	1.8%
Carpenter Technology Corp.	1.8%
Curtiss-Wright Corp.	1.7%
Natera, Inc.	1.7%
Silicon Motion Technology Corp. - ADR	1.7%
Credo Technology Group Holding Ltd.	1.6%

[1]	Annualized.